AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 31, 2007.

SECURITIES ACT FILE NO. 333-135939

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933    ☒

PRE-EFFECTIVE AMENDMENT NO.    ☐

POST-EFFECTIVE AMENDMENT NO. 2

LEGG MASON PARTNERS SERIES FUNDS, INC.

(formerly Salomon Brothers Series Funds Inc)

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

125 BROAD STREET, NEW YORK, NY 10004

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

1-800-451-2010

(REGISTRANT’S AREA CODE AND TELEPHONE NUMBER)

R. JAY GERKEN

LEGG MASON & CO., LLC

399 PARK AVENUE, 4TH FLOOR

NEW YORK, NY 10022

(NAME AND ADDRESS OF AGENT FOR SERVICE)

WITH COPIES TO:

DIANNE E. O’DONNELL, ESQ.	ROBERT I. FRENKEL, ESQ.
WILLKIE FARR & GALLAGHER LLP	LEGG MASON & CO., LLC
787 SEVENTH AVENUE	300 FIRST STAMFORD PLACE
NEW YORK, NY 10019	STAMFORD, CT 06902

TITLE OF SECURITIES BEING REGISTERED:

Class A, Class B, Class C, Class O, Class I and Class 1 shares of the Registrant

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, as amended, pursuant to Section 24(f) under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

Part A-Proxy Statement/Prospectus and Part B-Statement of Additional Information are incorporated by reference to the Registrant’s filing pursuant to Rule 497 under the Securities Act of 1933, as amended, filed on September 13, 2006.

PART C

OTHER INFORMATION

ITEM 15.	INDEMNIFICATION

Reference is made to Article VIII of Registrant’s Articles of Incorporation, Article V of Registrant’s By-Laws, paragraph 4 of the Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (formerly Salomon Smith Barney Inc.) (“CGMI”) (the “CGMI Distribution Agreement”), paragraph 7 of the Amendment to the CGMI Distribution Agreement and paragraph 10 of the Distribution Agreement between Registrant and Legg Mason Investor Services, LLC.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the ‘Securities Act’) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant is named on a Mutual Fund Professional Liability Insurance Policy which covers all present and future directors and officers of Registrant against loss arising from any civil claim or claims by reason of any actual or alleged error, misstatement, misleading statement, negligent act or omission, or neglect or breach of duty committed while acting as directors or officers of the Registrant.

ITEM 16.	EXHIBITS

1(a) Articles of Incorporation of Registrant (filed as Exhibit 1 to the Registration Statement on Form N-1A (File Nos. 33-34423 and 811-06087) and incorporated herein by reference).

1(b) Articles Supplementary (filed as Exhibit 1(b) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A and incorporated herein by reference).

1(c) Articles Supplementary (filed as Exhibit 1(c) to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A and incorporated herein by reference).

1(d) Form of Registrant’s Articles of Amendment (filed as Exhibit 1(d) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A and incorporated herein by reference).

1(e) Form of Articles Supplementary (filed as Exhibit 1(e) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A and incorporated herein by reference).

1(f) Form of Articles Supplementary (filed as Exhibit 1(f) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A and incorporated herein by reference).

1(g) Form of Articles Supplementary (filed as Exhibit 1(g) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A and incorporated by reference herein).

1(h) Form of Articles of Amendment (filed as Exhibit 1(h) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A and incorporated herein by reference).

1(i) Form of Articles Supplementary (filed as Exhibit 1(i) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A and incorporated herein by reference).

1(j) Form of Articles Supplementary (filed as Exhibit 1(j) to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A and incorporated herein by reference).

1(k) Articles Supplementary (filed as Exhibit a(11) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A and incorporated herein by reference).

1(l) Form of Articles Supplementary (filed as Exhibit a(12) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A and incorporated herein by reference).

1(m) Articles of Amendment (filed as Exhibit a(13) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A and incorporated herein by reference).

1(n) Articles Supplementary (filed as Exhibit a(14) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A and incorporated herein by reference).

1(o) Articles Supplementary (filed as Exhibit a(15) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A and incorporated herein by reference).

1(p) Articles of Amendment of Registrant, dated November 20, 2006 (filed as Exhibit a(16) to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A filed on November 30, 2006 and incorporated herein by reference).

1(q) Articles Supplementary of Registrant, dated November 20, 2006 (filed as Exhibit a(17) to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A filed on November 30, 2006 and incorporated herein by reference).

1(r) Certificate of Notice of Registrant, dated November 20, 2006 (filed as Exhibit a(18) to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A filed on November 30, 2006 and incorporated herein by reference).

2 Registrant’s By-Laws (filed as Exhibit b to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A and incorporated herein by reference).

3 Not Applicable.

4 Form of Agreement and Plan of Reorganization included in Part A of the Registration Statement on Form N-14 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

5 Not Applicable.

6(a) Management Agreement between Registrant and Salomon Brothers Asset Management Inc, dated December 1, 2005 with respect to Small Cap Growth Fund (filed as exhibit d(7) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A and incorporated herein by reference).

6(b) Management Agreement between Registrant and Legg Mason Partners Advisor, LLC, dated August 1, 2006 (filed as Exhibit d(12) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A and incorporated herein by reference) with respect to Small Cap Growth Fund.

6(c) Sub-Advisory Agreement between Registrant and ClearBridge Advisors, LLC, dated June August 1, 2006 (filed as Exhibit d(13) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A and incorporated herein by reference) with respect to Small Cap Growth Fund.

7(a) Form of Distribution Agreement between Registrant and Citigroup Global Markets Inc. (formerly Salomon Smith Barney Inc.), as distributor, (filed as Exhibit e to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A and incorporated herein by reference).

7(b) Amendment to Distribution Agreement between Registrant and Citigroup Global Markets Inc., as amended on December 1, 2005 (filed as exhibit e(2) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A and incorporated herein by reference).

7(c) Distribution Agreement between Registrant and Legg Mason Investor Services, LLC, dated December 1, 2005 (filed as exhibit e(3) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A and incorporated herein by reference).

7(d) Form of Distribution Agreement between Registrant and PFS Investments, Inc., with respect to Small Cap Growth Fund (filed as Exhibit e(5) to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A filed on November 30, 2006 and incorporated herein by reference).

7(e) Form of Amendment of Distribution Agreements and Assumption of Duties and Responsibilities by PFSI (filed as Exhibit e(6) to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A filed on November 30, 2006 and incorporated herein by reference).

8 Not Applicable.

9 Custodian Services Agreement with State Street Bank and Trust Company dated January 1, 2006 (filed as exhibit g to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A and incorporated herein by reference).

10(a) Form of Amended Services and Distribution Plan (filed as exhibit m to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A filed on November 30, 2006 and incorporated herein by reference).

10(b) Form of Amended Rule 18 f-3 Multiclass Plan (filed as exhibit n to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A filed on November 30, 2006 and incorporated herein by reference).

11 Opinion and Consent of Venable LLP as to the legality of the securities being registered is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

12(a) Final opinion of Dechert LLP supporting tax matters and consequences to shareholders of Legg Mason Partners Small Cap Growth Fund discussed in the Proxy Statement/Prospectus is filed herewith.

12(b) Final opinion of Dechert LLP supporting tax matters and consequences to shareholders of Legg Mason Partners Small Cap Growth Opportunities Fund discussed in the Proxy Statement/Prospectus is filed herewith.

13 Not Applicable.

14 (a) Consent of Independent Registered Public Accounting Firm is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

(b) Consent of Independent Registered Public Accounting Firm is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

15 Not Applicable.

16 Powers of Attorney are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(a) Forms of Proxy Card are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(b) The Registrant’s Statement of Additional Information, dated May 1, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(c) The Annual Report of the Registrant for the year ended December 31, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(d) The Annual Report of the Registrant for the year ended December 31, 2004 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(e) The Prospectus and Statement of Additional Information of Legg Mason Partners Small Cap Growth Fund dated January 30, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(f) The Annual Report of Legg Mason Partners Small Cap Growth Fund for the year ended September 30, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(g) The Semi-Annual Report of Legg Mason Partners Small Cap Growth Fund for the period ended March 31, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(h) The Prospectus and Statement of Additional Information of Legg Mason Partners Small Cap Growth Opportunities Fund dated February 28, 2006 are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(i) The Annual Report of Legg Mason Partners Small Cap Growth Opportunities Fund for the year ended October 31, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(j) The Annual Report of Legg Mason Partners Small Cap Growth Opportunities Fund for the year ended October 31, 2004 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(k) The Semi-Annual Report of Legg Mason Partners Small Cap Growth Fund for the period ended April 30, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(l) Code of Ethics of Citigroup Asset Management—North America and Certain Registered Investment Companies (filed as exhibit p(1) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A and incorporated herein by reference).

17(m) Code of Ethics of Legg Mason Investor Services, LLC (filed as exhibit p(2) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A and incorporated herein by reference).

17(n) Code of Ethics of Western Asset Management Company (filed as exhibit p(3) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A and incorporated herein by reference).

17(o) Transfer Agency and Services Agreement with PFPC Inc. dated January 1, 2006 (filed as exhibit h(13) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A and incorporated herein by reference).

17(p) License Agreement between Registrant and Citigroup Inc., dated December 1, 2005 (filed as exhibit h(2) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A and incorporated herein by reference).

17(q) Share Purchase Agreement (filed as Exhibit 13 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A (File Nos. 33-34423 and 811-06087) and incorporated herein by reference).

17(r) Form of Share Purchase Agreement relating to Small Cap Growth Fund (filed as Exhibit 13(f) to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A and incorporated herein by reference).

ITEM 17.	UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other terms of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The registrant hereby undertakes to file, by post-effective amendment, the final opinion of Dechert LLP supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 31st day of May, 2007.

LEGG MASON PARTNERS SERIES FUNDS, INC. on behalf of Legg Mason Partners Small Cap Growth Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chairman, Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE

/s/ R. Jay Gerken R. Jay Gerken	Chairman, Chief Executive Officer, President and Director (Principal Executive Officer)	May 31, 2007

/s/ Frances M. Guggino Frances M. Guggino	Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer)	May 31, 2007

/s/ Carol L. Colman* Carol L. Colman	Director	May 31, 2007

/s/ Daniel P. Cronin* Daniel P. Cronin	Director	May 31, 2007

/s/ Leslie H. Gelb* Leslie H. Gelb	Director	May 31, 2007

/s/ William R. Hutchinson* William R. Hutchinson	Director	May 31, 2007

/s/ Riordan Roett* Riordan Roett	Director	May 31, 2007

/s/ Jeswald W. Salacuse* Jeswald W. Salacuse	Director	May 31, 2007

* By:	/s/ R. Jay Gerken
R. Jay Gerken, Attorney-in-Fact

EXHIBIT INDEX

EXHIBIT NO.	EXHIBITS
12(a)	Final opinion of Dechert LLP supporting tax matters and consequences to shareholders of Legg Mason Partners Small Cap Growth Fund

12(b)	Final opinion of Dechert LLP supporting tax matters and consequences to shareholders of Legg Mason Partners Small Cap Growth Opportunities Fund